Segmental analysis	6 Months Ended
Sep. 30, 2022
Disclosure of operating segments [abstract]
Segmental analysis
2. Segmental analysis

Revenue and the results of the business are analysed by operating segment, based on the information the Board use internally for the purposes of evaluating the performance of each operating segment and determining resource allocation between them. The Board is National Grid’s chief operating decision maker (as defined by IFRS 8 ‘Operating Segments’) and assesses the profitability of operations principally on the basis of operating profit before exceptional items and remeasurements (see note 4). As a matter of course, the Board also considers profitability by segment, excluding the effect of major storms and timing adjustments relating to revenue and certain pass-through costs. However, the measure of profit disclosed in this note is operating profit before exceptional items and remeasurements, as this is the measure that is most consistent with the IFRS results reported within these financial statements.
The results of our five principal businesses are reported to the Board and are accordingly treated as reportable operating segments. All other operating segments are either reported to the Board on an aggregated basis or do not meet the quantitative threshold in order to be considered a separate operating segment. The following table describes the main activities for each reportable operating segment:

UK Electricity Transmission	The high-voltage electricity transmission networks in England and Wales.
UK Electricity Distribution	The electricity distribution networks of UK ED in South Wales and the East Midlands, West Midlands and South West of England.
UK Electricity System Operator	The Great Britain system operator.
New England	Gas distribution networks, electricity distribution networks and high-voltage electricity transmission networks in New England.
New York	Gas distribution networks, electricity distribution networks and high-voltage electricity transmission networks in New York.

The UK Gas Transmission business which owns the high-pressure gas transmission networks in Great Britain, is the gas system operator in Great Britain and includes the regulated gas metering operations (which was previously reported within NGV and Other) is now a discontinued operation and classified as held for sale. Therefore, while it is still a reportable operating segment, it is no longer presented within continuing operations.

The New England and New York segments typically experience seasonal fluctuations in revenue and operating profit due to higher delivery volumes during the second half of the financial year, for example as a result of extreme weather over the winter. These seasonal fluctuations have a consequential impact on the working capital balances (primarily trade debtors and accrued income) in the consolidated statement of financial position at 30 September 2022 when compared to 31 March 2022. The majority of UK revenues are governed by the arrangements under RIIO, through which revenue is primarily based on availability of network capacity rather than usage, and therefore are not subject to the same seasonal fluctuations as in New York and New England.

The National Grid Ventures (NGV) operating segment is outside our regulated core business and operates in competitive markets across the UK and the US. The business comprises all commercial operations in LNG at the Isle of Grain in the UK, our electricity generation business in the US, our electricity interconnectors and our investment in National Grid Renewables Development LLC, which has a focus on investment and future activities in emerging renewables growth areas. Excluding the impacts of seasonal fluctuations noted above, NGV does not meet the thresholds set out in IFRS 8 to be identified as a separate reportable segment and therefore its results are not required to be separately presented.

Other activities that do not form part of any of the segments in the above table or NGV primarily relate to our UK property business together with insurance and corporate activities in the UK and US and the Group’s investments in technology and innovation companies through National Grid Partners.
2. Segmental analysis (continued)

(a)Revenue

Six months ended 30 September	2022			2021
	Total sales	Sales between segments[1]	Sales to third parties	Total sales	Sales between segments[1]	Sales to third parties
	£m	£m	£m	£m	£m	£m
Operating segments – continuing operations:
UK Electricity Transmission	969	(14)	955	1,037	—	1,037
UK Electricity Distribution	1,005	(8)	997	509	—	509
UK Electricity System Operator	2,060	(15)	2,045	1,146	(4)	1,142
New England	1,760	—	1,760	1,686	—	1,686
New York	2,758	—	2,758	1,971	—	1,971
NGV and Other	938	(9)	929	596	—	596
Total revenue from continuing operations	9,490	(46)	9,444	6,945	(4)	6,941

Geographical areas:
UK			4,589			3,000
US			4,855			3,941
Total revenue from continuing operations			9,444			6,941
1.Sales between operating segments are priced having regard to the regulatory and legal requirements to which the businesses are subject. The analysis of revenue by geographical area is on the basis of destination. There are no material sales between the UK and US geographical areas.

(b)Operating profit

	Before exceptional items and remeasurements		Exceptional items and remeasurements		After exceptional items and remeasurements
Six months ended 30 September	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m
Operating segments – continuing operations:
UK Electricity Transmission	499	550	(6)	(9)	493	541
UK Electricity Distribution	531	281	(9)	—	522	281
UK Electricity System Operator	147	63	(1)	(13)	146	50
New England	193	126	527	126	720	252
New York	(18)	122	(8)	199	(26)	321
NGV and Other	404	161	(20)	(114)	384	47
Total operating profit from continuing operations	1,756	1,303	483	189	2,239	1,492

Geographical areas:
UK	1,550	1,025	(32)	(136)	1,518	889
US	206	278	515	325	721	603
Total operating profit from continuing operations	1,756	1,303	483	189	2,239	1,492

	Before exceptional items and remeasurements		Exceptional items and remeasurements		After exceptional items and remeasurements
Six months ended 30 September	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m
Reconciliation to profit before tax:
Operating profit from continuing operations	1,756	1,303	483	189	2,239	1,492
Share of post-tax results of joint ventures and associates	70	58	(19)	(17)	51	41
Finance income	69	47	(32)	2	37	49
Finance costs	(801)	(522)	46	23	(755)	(499)
Total profit before tax from continuing operations	1,094	886	478	197	1,572	1,083
2. Segmental analysis (continued)

(c)Capital expenditure
Capital expenditure represents additions to property, plant and equipment and other intangible assets but excludes additional investments in and loans to joint ventures and associates.

	Net book value of property, plant and equipment and other intangible assets		Capital expenditure		Depreciation, amortisation and impairment
	30 September 2022	31 March 2022	30 September 2022	30 September 2021	30 September 2022	30 September 2021
	£m	£m	£m	£m	£m	£m
Operating segments:
UK Electricity Transmission	15,071	14,678	629	587	(235)	(243)
UK Electricity Distribution	12,974	12,522	584	315	(104)	(71)
UK Electricity System Operator	405	404	42	65	(40)	(29)
New England	14,151	11,485	862	700	(184)	(166)
New York	23,025	18,676	1,242	851	(292)	(242)
NGV and Other	3,355	3,039	358	196	(77)	(89)
Total	68,981	60,804	3,717	2,714	(932)	(840)

Geographical areas:
UK	31,242	30,131	1,594	1,147	(432)	(409)
US	37,739	30,673	2,123	1,567	(500)	(431)
Total	68,981	60,804	3,717	2,714	(932)	(840)

By asset type:
Property, plant and equipment	65,445	57,532	3,490	2,487	(829)	(745)
Other intangible assets	3,536	3,272	227	227	(103)	(95)
Total	68,981	60,804	3,717	2,714	(932)	(840)